Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Assets	$ 16,453,651	$ 13,224,149
Liabilities	9,481,085	7,234,784
AQN's investment carrying amount for the entities	264,251	186,452
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Assets	1,450,771	3,201,967
Liabilities	651,814	2,913,188
Net assets	798,957	288,779
Investments in Significant Partnerships and Joint Ventures | APUC
Schedule of Equity Method Investments [Line Items]
Net assets	214,979	141,666
Difference between investment carrying amount and underlying equity in net assets	49,272	44,786
AQN's investment carrying amount for the entities	$ 264,251	$ 186,452